Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Financial Assets
	2017 $m		2016 $m
Equity securities available-for-sale
Quoted equity shares		10		14
Unquoted equity shares		117		142

		127		156

Loans and receivables
Trade deposits and loans		43		43
Restricted funds		32		31
Bank accounts pledged as security		42		38

		117		112

Total other financial assets		244		268

Analysed as:
Current		16		20
Non-current		228		248

		244		268

Schedule of Movement in Provision for Impairment of Other Financial Assets	The movement in the provision for impairment of other financial assets during the year is as follows:

	2017 $m	2016 $m
At 1 January	(22)	(28)
Disposals	4	6
At 31 December	(18)	(22)